Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings per share [abstract]
Schedule of Loss Attributable to Ordinary Shareholders
	For the year ended December 31
	2017	2016	2015
	USD Thousands	USD Thousands	USD Thousands
Loss for the year	12,419	18,668	15,385

Schedule of Weighted Average Number of Ordinary Shares
	For the year ended December 31
	2017	2016	2015
	USD Thousands	USD Thousands	USD Thousands
Balance as of January 1	47,619	42,352	42,133
Effect of shares issued during the year	1,535	2,529	151

Weighted average number of ordinary shares used to calculate basic loss per share	49,154	44,881	42,284